Other intangible assets (Schedule of Estimated Amortization Expenses) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2015	€ 2,266
2016	1,192
2017	481
2018	14
2019	7
Total	€ 3,960